Segmented Information	12 Months Ended
Oct. 31, 2022
Segmented Information
Segmented Information
26.	Segmented Information

Segments are identified by management based on the allocation of resources, which is done on a basis of selling channel rather than by legal entity. As such, the Company has established two main segments, being retail and wholesale, with a Corporate segment which includes oversight and startup operations of new entities until such time as revenue generation commences. The reportable segments are managed separately because of the unique characteristics and requirements of each business.

	Retail	Retail	Wholesale	Wholesale	Corporate	Corporate	Total	Total
For the year ended October 31,	2022	2021	2022	2021	2022	2021	2022	2021
	($)	($)	($)	($)	($)	($)	($)	($)
Total revenue	352,458	173,845	4,272	7,191	122	87	356,852	181,123
Gross profit	99,454	61,896	1,379	2,000	119	87	100,952	63,983
(Loss) income from operations	(47,010)	(3,018)	(1,663)	(1,153)	(23,637)	(14,503)	(72,310)	(18,674)

Total assets	241,394	223,296	11,949	7,807	21,400	15,112	274,743	246,215
Total liabilities	71,780	59,272	3,054	2,166	37,876	32,773	112,710	94,211

	Canada	Canada	USA	USA	International	International	Total	Total
For the year ended October 31,	2022	2021	2022	2021	2022	2021	2022	2021
	($)	($)	($)	($)	($)	($)	($)	($)
Total revenue	290,437	150,469	59,870	19,947	6,545	10,707	356,852	181,123
Gross profit	66,997	49,806	29,724	9,288	4,231	4,889	100,952	63,983
(Loss) income from operations	(28,833)	(20,512)	(46,527)	439	3,050	1,399	(72,310)	(18,674)

Total assets	183,640	164,154	77,247	58,811	13,856	23,250	274,743	246,215
Total liabilities	85,925	81,722	24,897	8,475	1,888	4,014	112,710	94,211